Note 11 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment	$ 1,915,000	$ 2,163,000
Property, plant and equipment	1,205,000	1,915,000	$ 2,163,000
Property, plant and equipment	1,915,000	2,163,000	2,163,000
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,418,000	2,053,000
Additions	430,000	420,000	103,000
Acquisition			1,950
Foreign exchange	(191,000)	12,000
Disposals	(486,000)	(67,000)
Property, plant and equipment	2,172,000	2,418,000	2,053,000
Property, plant and equipment	2,418,000	2,053,000
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	4,333,000	4,216,000	3,000
Additions	348,000	1,101,000	94,000
Acquisition			4,119,000
Foreign exchange	(319,000)	26,000
Disposals	(985,000)	(1,010,000)
Property, plant and equipment	3,377,000	4,333,000	4,216,000
Property, plant and equipment	4,333,000	4,216,000	3,000
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment	220,000	198,000
Property, plant and equipment	163,000	220,000	198,000
Property, plant and equipment	220,000	198,000	198,000
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	422,000	327,000
Additions	89,000	97,000	24,000
Acquisition			303,000
Foreign exchange	(34,000)	2,000
Disposals	(97,000)	(4,000)
Property, plant and equipment	380,000	422,000	327,000
Property, plant and equipment	422,000	327,000
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	642,000	525,000	3,000
Additions	73,000	121,000	34,000
Acquisition			488,000
Foreign exchange	(46,000)	3,000
Disposals	(126,000)	(7,000)
Property, plant and equipment	543,000	642,000	525,000
Property, plant and equipment	642,000	525,000	3,000
Motor vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment	824,000	605,000
Property, plant and equipment	550,000	824,000	605,000
Property, plant and equipment	824,000	605,000	605,000
Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,173,000	1,027,000
Additions	222,000	203,000	45,000
Acquisition			982,000
Foreign exchange	(93,000)	6,000
Disposals	(223,000)	(63,000)
Property, plant and equipment	1,079,000	1,173,000	1,027,000
Property, plant and equipment	1,173,000	1,027,000
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,997,000	1,632,000
Additions	55,000	437,000	44,000
Acquisition			1,588,000
Foreign exchange	(148,000)	10,000
Disposals	(275,000)	(82,000)
Property, plant and equipment	1,629,000	1,997,000	1,632,000
Property, plant and equipment	1,997,000	1,632,000
Plant and Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	759,000	1,242,000
Property, plant and equipment	383,000	759,000	1,242,000
Property, plant and equipment	759,000	1,242,000	1,242,000
Plant and Equipment [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	761,000	650,000
Additions	106,000	107,000	31,000
Acquisition			619,000
Foreign exchange	(59,000)	4,000
Disposals	(165,000)
Property, plant and equipment	644,000	761,000	650,000
Property, plant and equipment	761,000	650,000
Plant and Equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,520,000	1,892,000
Additions	205,000	537,000	16,000
Acquisition			1,876,000
Foreign exchange	(112,000)	12,000
Disposals	(584,000)	(921,000)
Property, plant and equipment	1,029,000	1,520,000	1,892,000
Property, plant and equipment	1,520,000	1,892,000
Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment	108,000	115,000
Property, plant and equipment	101,000	108,000	115,000
Property, plant and equipment	108,000	115,000	115,000
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	53,000	41,000
Additions	11,000	12,000	3,000
Acquisition			38,000
Foreign exchange	(4,000)
Disposals
Property, plant and equipment	59,000	53,000	41,000
Property, plant and equipment	53,000	41,000
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	161,000	156,000
Additions	11,000	4,000
Acquisition			156,000
Foreign exchange	(12,000)	1,000
Disposals
Property, plant and equipment	160,000	161,000	156,000
Property, plant and equipment	161,000	156,000
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment	4,000	3,000
Property, plant and equipment	7,000	4,000	3,000
Property, plant and equipment	4,000	3,000	3,000
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	9,000	8,000
Additions	1,000	1,000
Acquisition			8,000
Foreign exchange	(1,000)
Disposals
Property, plant and equipment	9,000	9,000	8,000
Property, plant and equipment	9,000	8,000
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	13,000	11,000
Additions	4,000	2,000
Acquisition			11,000
Foreign exchange	(1,000)
Disposals
Property, plant and equipment	16,000	13,000	11,000
Property, plant and equipment	$ 13,000	$ 11,000